Contract Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets, Net [Abstract]
Schedule of Contract Assets, Net

Contract assets, net consist of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	59,554,163	91,098,639	11,619,724
Addition	40,444,438	66,392,046	8,468,373
Changes due to billings	(8,087,529)	(91,537,573)	(11,675,711)
Acquisition of subsidiaries	—	7,478,885	953,939
Deconsolidation of subsidiaries	—	(9,879,634)	(256,460)
	91,911,072	63,552,363	8,106,168
Reversal (allowance) for expected credit losses	(812,433)	2,010,644	256,460
Ending balance	91,098,639	65,563,007	8,362,628

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	1,533,832	2,346,265	299,268
(Reversal) addition	812,433	(2,010,644)	(256,460)
Ending balance	2,346,265	335,621	42,808